Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - Board of directors [member] - SEK (kr)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [line items]
Salary	kr 115,790,992	kr 102,641,439
Annual variable remuneration provision earned for the year	37,992,529	28,289,319
Long-term variable compensation provision	82,348,162	62,641,077
Pension costs	48,799,296	41,674,125
Other beneﬁts	17,834,365	22,366,555
Social charges and taxes	74,088,845	61,052,148
Total	376,854,189	318,664,663
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	17,727,726	16,299,080
Long-term variable compensation provision	41,110,656	31,491,325
Pension costs	9,113,376	8,284,891
Other beneﬁts	770,276	600,572
Social charges and taxes	21,592,463	17,807,558
Total	90,314,497	74,483,426
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	98,063,266	86,342,359
Annual variable remuneration provision earned for the year	37,992,529	28,289,319
Long-term variable compensation provision	41,237,506	31,149,752
Pension costs	39,685,920	33,389,234
Other beneﬁts	17,064,089	21,765,983
Social charges and taxes	52,496,382	43,244,590
Total	kr 286,539,692	kr 244,181,237